Document and Entity Information	Feb. 26, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 26, 2020
Entity Registrant Name	OFFICE DEPOT INC
Entity Central Index Key	0000800240
Entity Emerging Growth Company	false
Entity File Number	1-10948
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	59-2663954
Entity Address, Address Line One	6600 North Military Trail
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33496
City Area Code	561
Local Phone Number	438-4800
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ODP
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false